Events after the reporting period	12 Months Ended
Dec. 31, 2021
Events after the reporting period

34	Events after the reporting period

30th Issue Debentures

As of March 18, 2022, the Company raised R$ 1.0 billion from the 30th issue of simple, unsecured debentures, not convertible into shares, in two series, under CVM Instruction 476. The first and second series will mature in March 2027 and March 2029, respectively. The first series, totaling R$ 500.0 million, yields CDI + 1.30% p.a., with semi-annual interest payments. The second series, totaling R$ 500.0 million, yields CDI + 1.58% p.a., also with semi-annual interest payments. The proceeds from the Issue will be used to refinance financial commitments maturing in 2022 and to recompose and reinforce the Company’s cash position.

ARSESP Resolution 1,278 - 2022 Tariff Adjustment

As of March 17, 2022, ARSESP published Resolution 1,278, which addresses the 2022 tariff adjustment, in which the Company highlights the following points:

Article 1. Approve the total adjustment of twelve point eight zero one nine percent (12.8019%) on the tariffs charged by Sabesp, according to the exhibits to this resolution, which consists of:

I - Inflation from February 2021 to February 2022, measured by the IPCA, of 10.5437%.

II - Efficiency factor (X Factor) to be discounted, of 0.2142%.

III - Compensatory adjustment of 2.3932%, according to the calculation provided in NT.F.0010-2022.

IV – GQI 2020 to be discounted, of 0.1490%, according to the calculation provided in NT.F.0010-2022.

Article 6. Sabesp’s current tariff structure remains unchanged.

Paragraph 1. The definitions that depend on the implementation of the new tariff structure are postponed until they become effective.

Resolution 1,278 which defines the new tariff tables was published in the Official Gazette of the São Paulo State on March 17, 2022, and will become effective as of May 10, 2022.